Board of Directors and Executive Management Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Board of Directors and Management Compensation [Abstract]
Schedule of Components of Compensation to Board of Directors and Management

	2025			2024			2023
EUR'000	Board of directors	Executive management	Total	Board of directors	Executive management	Total	Board of directors	Executive management	Total
Wages, salaries and board fees	419	998	1,417	334	955	1,289	183	821	1,004
Pension costs - defined contribution plans	—	100	100	—	95	95	—	29	29
Share based payment	—	1,249	1,249	—	957	957	—	588	588
Other short-term benefits	—	35	35	—	41	41	—	55	55
Cash bonus	—	2,473	2,473	—	1,197	1,197	—	1,155	1,155
Total management compensation	419	4,855	5,274	334	3,245	3,579	183	2,648	2,831